Investment in Marketable Debt Securities (Details) - Schedule of Allowance for Credit Losses, Gross Unrealized Gains and Losses and Fair Value of Investment in Marketable Debt Securities - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Cost, Net of Allowance for Credit Losses, Gross Unrealized Gains and Losses and Fair Value of Investment in Marketable Debt Securities [Line Items]
Cost	$ 198,916	$ 398,130
Gross Unrealized Gains, before tax
Gross Unrealized Losses, before tax		(496)
Allowance for Credit Losses	(196,641)	(154,350)	$ (93,596)
Fair Value	2,275	243,284
Corporate Bonds [Member]
Schedule of Cost, Net of Allowance for Credit Losses, Gross Unrealized Gains and Losses and Fair Value of Investment in Marketable Debt Securities [Line Items]
Cost	198,916	398,130
Gross Unrealized Gains, before tax
Gross Unrealized Losses, before tax		(496)
Allowance for Credit Losses	(196,641)	(154,350)
Fair Value	$ 2,275	$ 243,284